NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Wilson-Davis (Details) - Wilson Davis Co Inc - USD ($)	Jul. 10, 2025	Dec. 19, 2019	Feb. 27, 2018
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Amount of damages awarded to the plaintiff in the legal matter	$ 490,000	$ 1,265,000	$ 1,470,000
Damage reduced		205,000
Accrued contingent liability		$ 100,000
Subsequent Event
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Amount of damages awarded to the plaintiff in the legal matter	490,000
Accrued contingent liability	$ 100,000